Equity (Tables)	6 Months Ended
Jun. 30, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of analysis of other comprehensive income by item [text block]
Other comprehensive income/(loss)
    Other comprehensive income/(loss) was as follows:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
	(€ million)
Items that will not be reclassified to the Consolidated Income Statement in subsequent periods:
Losses on re-measurement of defined benefit plans	€—	€—	€—	€—
Items relating to discontinued operations	—	(9)	—	(9)
Total items that will not be reclassified to the Consolidated Income Statement (B1)	—	(9)	—	(9)

Items that may be reclassified to the Consolidated Income Statement in subsequent periods:
Gains/(losses) on cash flow hedging instruments arising during the period	(102)	(104)	(266)	(198)
Gains on cash flow hedging instruments reclassified to the Consolidated Income Statement	(6)	29	(40)	25
Total Gains/(Losses) on cash flow hedging instruments	(108)	(75)	(306)	(173)
Foreign exchange (losses)/gains	(481)	(215)	(790)	221
Share of Other comprehensive income/(loss) for equity method investees arising during the period	(22)	(11)	(43)	(15)
Share of Other comprehensive income/(loss) for equity method investees reclassified to the Consolidated Income Statement	(7)	(8)	(13)	(8)
Total Share of Other comprehensive income/(loss) for equity method investees	(29)	(19)	(56)	(23)
Items relating to discontinued operations	—	(4)	—	9
Total Items that may be reclassified to the Consolidated Income Statement (B2)	(618)	(313)	(1,152)	34

Total Other comprehensive income/(loss) (B1)+(B2)	(618)	(322)	(1,152)	25
Tax effect	28	21	92	48
Tax effect - discontinued operations	—	—	—	—
Total Other comprehensive income/(loss), net of tax	€(590)	€(301)	€(1,060)	€73
The tax effect relating to Other comprehensive income/(loss) was as follows:

	Three months ended June 30,
	2020			2019
	Pre-tax balance	Tax income/(expense)	Net balance	Pre-tax balance	Tax income/(expense)	Net balance
	(€ million)
Losses on cash flow hedging instruments	€(108)	€28	€(80)	€(75)	€21	€(54)
Foreign exchange losses	(481)	—	(481)	(215)	—	(215)
Share of Other comprehensive income/(loss) for equity method investees	(29)	—	(29)	(19)	—	(19)
Items relating to discontinued operations	—	—	—	(13)	—	(13)
Total Other comprehensive income/(loss)	€(618)	€28	€(590)	€(322)	€21	€(301)